RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 10, 2021	Sep. 08, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest expense				$ 1	$ 3	$ 42	$ 172
Repayments Of Advance To Board Member Of Company			$ 1,000
Bonuses payable						700
Board fees						$ 40,000
Annual grant						6,900
Related party description						Additionally, the chairperson of each of the Audit Committee, Compensation Committee and Nomination Committee will be entitled to annual fees of $15,000, $12,000 and $8,000, respectively, payable quarterly in arrears. Members of those committees will be entitled to annual fees of $7,500, $6,000 and $4,000, respectively, payable quarterly in arrears.
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	60.49%	60.49%
Top of range [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	78.32%	78.32%
SalvaRx [Member]
IfrsStatementLineItems [Line Items]
Interest expense							$ 78,427
Accrued Interest				692,045		$ 692,045
Debt instruments held				805,000		805,000
Amounts payable, related party transactions				$ 2,415,000		$ 2,415,000
Par value per share				$ 6.64		$ 6.64
O S I [Member]
IfrsStatementLineItems [Line Items]
Accrued interest		$ 150
Iox [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		820